INVESTMENTS IN ASSOCIATES AND JOINT VENTURES - Financial information of associates (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of associates [line items]
Assets	$ 322,895,870	$ 278,832,589
Liabilities	287,456,313	245,484,320
Equity	35,439,557	33,348,269	$ 29,554,348	$ 25,478,109
Income	38,468,156	37,055,156	34,083,225
Expenses	33,836,540	31,689,702	28,898,674
Net income for the year	4,631,616	5,365,454	$ 5,184,551
Associates [member]
Disclosure of associates [line items]
Assets	8,611,739	7,731,480
Liabilities	5,982,631	5,116,084
Equity	2,629,108	2,615,396
Income	5,374,478	6,032,828
Expenses	4,712,574	5,354,015
Net income for the year	661,904	678,813
Gas Natural de Lima y Callao S.A. - Calidda
Disclosure of associates [line items]
Assets	3,995,219	3,586,674
Liabilities	2,819,672	2,432,743
Equity	1,175,547	1,153,931
Income	2,075,243	2,216,510
Expenses	1,819,121	1,951,117
Net income for the year	256,122	265,393
Gases del Caribe S.A.
Disclosure of associates [line items]
Assets	3,139,758	2,875,918
Liabilities	2,172,442	1,993,317
Equity	967,316	882,601
Income	2,258,914	2,040,033
Expenses	1,899,868	1,761,015
Net income for the year	359,046	279,018
Credibanco S.A.
Disclosure of associates [line items]
Assets	344,039	373,818
Liabilities	143,612	176,118
Equity	200,427	197,700
Income	252,500	282,888
Expenses	234,732	238,143
Net income for the year	17,768	44,745
Redeban Multicolor S.A.
Disclosure of associates [line items]
Assets	733,691	231,453
Liabilities	616,704	118,474
Equity	116,987	112,979
Income	241,961	254,615
Expenses	237,953	238,215
Net income for the year	4,008	16,400
A.C.H Colombia S.A.
Disclosure of associates [line items]
Assets	127,457	86,801
Liabilities	59,985	35,964
Equity	67,472	50,837
Income	143,394	103,702
Expenses	97,311	72,534
Net income for the year	46,083	31,168
Colombiana de Extrusion S.A. Extrucol
Disclosure of associates [line items]
Assets	69,520	77,724
Liabilities	30,460	35,929
Equity	39,060	41,795
Income	68,994	108,772
Expenses	64,284	101,872
Net income for the year	4,710	6,900
Energia Eficiente S.A.
Disclosure of associates [line items]
Assets	81,828	74,985
Liabilities	55,662	49,451
Equity	26,166	25,534
Income	223,840	307,435
Expenses	223,803	302,606
Net income for the year	37	4,829
Servicios de Identidad Digital S.A.S
Disclosure of associates [line items]
Assets	16,745	7,824
Liabilities	2,030	769
Equity	14,715	7,055
Income	198	1
Expenses	8,538	53
Net income for the year	(8,340)	(52)
ADL Digital Lab SAS
Disclosure of associates [line items]
Assets	25,347	1,189
Liabilities	19,673
Equity	5,674	1,189
Income	20,416
Expenses	15,932	11
Net income for the year	4,484	(11)
Aerocali S.A.
Disclosure of associates [line items]
Assets	43,968	82,107
Liabilities	40,280	56,812
Equity	3,688	25,295
Income	60,105	155,643
Expenses	81,712	136,736
Net income for the year	(21,607)	18,907
Metrex S.A.
Disclosure of associates [line items]
Assets	31,416	33,408
Liabilities	21,551	21,852
Equity	9,865	11,556
Income	27,224	30,561
Expenses	26,946	28,689
Net income for the year	278	1,872
Concentra Inteligencia en Energia S.A.S.
Disclosure of associates [line items]
Assets	2,751	2,829
Liabilities	560	400
Equity	2,191	2,429
Income	1,689	2,006
Expenses	2,374	1,628
Net income for the year	$ (685)	378
Concesionaria Tibitoc S.A.
Disclosure of associates [line items]
Assets		56,223
Liabilities		281
Equity		55,942
Income		2,459
Expenses		1,313
Net income for the year		1,146
C.I. Acepalma S.A.
Disclosure of associates [line items]
Assets		240,527
Liabilities		193,974
Equity		46,553
Income		528,203
Expenses		520,083
Net income for the year		$ 8,120